Description of Business, History and Summary of Significant Policies: Share-based Compensation (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Share-based Compensation

Share-Based Compensation

The Company follows the provisions of ASC 718, “Share-Based Payment” which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values.  The Company uses the Black-Scholes pricing model for determining the fair value of stock based compensation. Equity instruments issued to non-employees for goods or services are accounted for at fair value and are marked to market until service is complete or a performance commitment date is reached, whichever is earlier.